CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other comprehensive income, net of tax effect (in dollars)	27	9
Shares issued in exchange of common stock	2,777,750
Shares converted in exchange of common stock	1,940,259
Common stock, par value (in dollars per share)	0.01	0.10
Proceeds from issuance of common stock (in shares)	1,100,000
Common stock held by ESOP allocated or committed to be allocated (in shares)	7,240	5,899
Common stock acquired by ESOP (in shares)	88,000
Reissuance of treasury stock (in shares)	7,027	5,796
Purchase of treasury stock (in shares)	986	280
Restricted stock award
Restricted stock granted in connection with equity incentive plan (in shares)	12,606	18,721
Forfeiture of restricted stock (in shares)	1,620	5,509
Prior to "second-step" conversion
Common stock held by ESOP allocated or committed to be allocated (in shares)		8,192
Prior to "second-step" conversion | Restricted stock award
Restricted stock granted in connection with equity incentive plan (in shares)		25,998
Forfeiture of restricted stock (in shares)		7,650